Long-Term Debt - Schedule of Debt Composition (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 5,888	$ 17,862
Less: current maturities	912	11,974
Long-term debt Net	4,976	5,888
New York [Member]
Debt Instrument [Line Items]
Mortgage loan	$ 5,888	6,745
Debentures with Institutional Investors [Member]
Debt Instrument [Line Items]
Long-term debt		$ 11,117